BORROWINGS	12 Months Ended
Dec. 31, 2023
BORROWINGS
BORROWINGS

6. BORROWINGS

	As of December 31,
	2022	2023
	US$	US$
Current
Short-term borrowings:
Bank loans	10,768,745	4,235,673
Current portion of long-term borrowings	2,850,128	4,161,549
Total current borrowings	13,618,873	8,397,222
Non-Current
Long-term borrowings:
Bank loans	14,146,541	13,540,034
Total non-current borrowings	14,146,541	13,540,034
Total borrowings	27,765,414	21,937,256

Short-term borrowings

In June 2020, the Group borrowed a loan with the amount of RMB10,000,000 (equivalent to approximately US$1,532,591) from Agricultural Bank of China Limited for a term of one year at the interest rate of 4.2% per annum. The borrowing was repaid in June 2021.

In September 2020, the Group borrowed a loan with the amount of RMB5,000,000 (equivalent to approximately US$766,295) from Bank of Ningbo Co., Ltd. for a term of one year at the interest rate of 4.2% per annum. The borrowing was repaid in September 2021.

In November 2020, the Group borrowed a loan with the amount of RMB5,000,000 (equivalent to approximately US$770,962) from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 4.1% per annum. The borrowing was repaid in November 2021.

In November 2020, the Group borrowed another loan with the amount of RMB5,000,000 (equivalent to approximately US$770,962) from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 4.1% per annum. The borrowing was also repaid in November 2021.

In June 2021, the Group borrowed a loan with the amount of RMB9,900,000 (equivalent to approximately US$1,552,771) from Agricultural Bank of China Limited for a term of one year at the interest rate of 4.05% per annum. The borrowing was repaid in May 2022.

In August 2021, the Group borrowed another loan with the amount of RMB10,000,000 (equivalent to approximately US$1,568,455) from Agricultural Bank of China Limited for a term of one year at the interest rate of 4.05% per annum. The borrowing was repaid in August 2022.

In March 2022, the Group borrowed a loan with the amount of RMB9,900,000 (equivalent to approximately US$1,421,474) from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 3.90% per annum. The borrowing was repaid in March 2023.

In April 2022, the Group borrowed another loan with the amount of RMB20,100,000 (equivalent to approximately US$2,886,024) from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 3.70% per annum. The borrowing was repaid in April 2023.

In July 2022, the Group borrowed a loan with the amount of RMB20,000,000 (equivalent to approximately US$2,871,665) from Bank of Jiangsu Co., Ltd. for a term of one year at the interest rate of 3.70% per annum. The borrowing was repaid in July 2023.

In December 2022, the Group borrowed a loan with the amount of RMB25,000,000 (equivalent to approximately US$3,589,582) from China Construction Bank Corporation for a term of one year at the interest rate of 3.65% per annum. The borrowing was repaid in December 2023.

In January 2023, the Group borrowed a loan with the amount of RMB10,000,000 (equivalent to approximately US$1,411,891) from Bank of Ningbo Co., Ltd for a term of one year at the interest rate of 3.9% per annum. The borrowing was repaid in January 2024.

In March 2023, the Group borrowed another loan with the amount of RMB10,000,000 (equivalent to approximately US$1,411,891) from China Everbright Bank Co., Ltd for a term of one year at the interest rate of 3.8% per annum.

In July 2023, the Group borrowed a loan with the amount of RMB10,000,000 (equivalent to approximately US$1,411,891) from Bank of Ningbo Co., Ltd for a term of one year at the interest rate of 3.85% per annum.

Long-term borrowings

In February 2019, the Group borrowed a loan with the amount of RMB7,500,000 (equivalent to approximately US$1,076,874) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 5.46% per annum. The Group repaid RMB375,000 (equivalent to approximately US$53,844) in 2019, RMB1,250,000 (equivalent to approximately US$179,479) in 2020, RMB3,375,000 (equivalent to approximately US$484,594) in 2021 and RMB2,500,000 (equivalent to approximately US$358,958) in 2022. As of December 31, 2021, RMB2,500,000 (equivalent to approximately US$358,958) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets. The loan was fully repaid in February 2022.

In June 2019, the Group borrowed a loan with the amount of RMB6,000,000 (equivalent to approximately US$861,500) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 5.23% per annum. The Group repaid RMB300,000 (equivalent to approximately US$43,075) in 2019, RMB1,000,000 (equivalent to approximately US$143,583) in 2020, RMB2,700,000 (equivalent to approximately US$387,675) in 2021, and RMB2,000,000 (equivalent to approximately US$287,167) in 2022. As of December 31, 2021, RMB2,000,000 (equivalent to approximately US$287,167) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets. The loan was fully repaid in June 2022.

In September 2020, the Group borrowed a loan with the amount of RMB16,500,000 (equivalent to approximately US$2,329,620) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.27% per annum. The Group repaid RMB1,650,000 (equivalent to approximately US$232,962) in 2021,RMB3,850,000 (equivalent to approximately US$543,578) in 2022 and RMB11,000,000 (equivalent to approximately US$1,553,080) in 2023. As of December 31, 2022, RMB11,000,000 (equivalent to approximately US$1,553,080) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets. The loan was fully repaid in September 2023.

In September 2021, the Group borrowed a loan with the amount of RMB8,500,000 (equivalent to approximately US$1,200,107) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.05% per annum. The Group repaid RMB425,000 (equivalent to approximately US$60,005) in 2022 and RMB850,000 (equivalent to approximately US$120,011) in 2023. As of December 31, 2022 and 2023, RMB850,000 (equivalent to approximately US$120,011) and RMB7,225,000 (equivalent to approximately US$1,020,092) repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

In May 2022, the Group borrowed a loan with the amount of RMB30,000,000 (equivalent to approximately US$4,235,673) from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB3,000,000 (equivalent to approximately US$423,567) in 2023. As of December 31, 2022 and 2023, RMB3,000,000 (equivalent to approximately US$423,567) and RMB5,000,000 (equivalent to approximately US$705,945) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

Also in May 2022, the Group borrowed a loan with the amount of RMB20,000,000 (equivalent to approximately US$2,823,782) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB500,000 (equivalent to approximately US$70,595) in 2022 and RMB1,500,000 (equivalent to approximately US$211,784) in 2023. As of December 31, 2022 and 2023, RMB1,500,000 (equivalent to approximately US$211,784) and RMB9,500,000 (equivalent to approximately US$1,341,297) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

In August 2022, the Group borrowed a loan with the amount of RMB9,900,000 (equivalent to approximately US$1,397,772) from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 (equivalent to approximately US$141,189) in 2023. As of December 31, 2022 and 2023, RMB1,000,000 (equivalent to approximately US$141,189) and RMB2,000,000 (equivalent to approximately US$282,378) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

Also in August 2022, the Group borrowed a loan with the amount of RMB20,000,000 (equivalent to approximately US$2,823,782) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 (equivalent to approximately US$141,189) in 2023. As of December 31, 2022 and 2023, RMB1,000,000 (equivalent to approximately US$141,189) and RMB2,000,000 (equivalent to approximately US$282,378) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

In November 2022, the Group borrowed a loan with the amount of RMB9,900,000 (equivalent to approximately US$1,397,772) from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 (equivalent to approximately US$141,189) in 2023. As of December 31, 2022 and 2023, RMB1,000,000 (equivalent to approximately US$141,189) and RMB2,000,000 (equivalent to approximately US$282,378) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

Also in November 2022, the Group borrowed a loan with the amount of RMB10,000,000 (equivalent to approximately US$1,411,891) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB500,000 (equivalent to approximately US$70,595) during in 2023. As of December 31, 2022 and 2023, RMB500,000 (equivalent to approximately US$70,595) and RMB1,000,000 (equivalent to approximately US$141,189) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets.

In April 2023, the Group borrowed a loan with the amount of RMB7,000,000 (equivalent to approximately US$988,324) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 3.90% per annum. The Group repaid RMB150,000 (equivalent to approximately US$21,178) in 2023. As of December 31, 2023, RMB550,000 (equivalent to approximately US$77,654) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets.

In August 2023, the Group borrowed a loan with the amount of RMB10,000,000 (equivalent to approximately US$1,411,891) from Bank of Jiangsu Co., Ltd. for a term of eighteen months at the interest rate of 3.80% per annum. As of December 31, 2023, RMB100,000 (equivalent to approximately US$14,119) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets.

In September 2023, the Group borrowed another loan with the amount of RMB10,000,000 (equivalent to approximately US$1,411,891) from Bank of Jiangsu Co., Ltd. for a term of eighteen months at the interest rate of 3.80% per annum. As of December 31, 2023, RMB100,000 (equivalent to approximately US$14,119) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets.

The proceeds from the loans were primarily used to pay for the Group’s research and development activities in China, including CMC costs of clinical and preclinical programs. As of December 31, 2022 and 2023, none of the Group’s borrowings were collateralized in the respective loan agreements.

Future maturities of short-term borrowings and long-term borrowings

Future principal maturities of short-term borrowings and long-term borrowings as of December 31, 2023 were as follows:

As of December 31,
2023
US$
2024	8,397,222
2025	13,116,467
2026	423,567
21,937,256